AMERICAN AADVANTAGE FUNDS
Cash Management Class
Platinum Class
AMERICAN AADVANTAGE MILEAGE FUNDS
Mileage Class
Platinum Class

Supplement Dated June 30, 2004 to the
Statement of Additional Information Dated March 1, 2004

Following are updates to the table on pages 4 and 5 under the section titled Trustees and Officers of the Trusts and the AMR Trust. For each person listed below, the following hereby replaces their respective information in the table.

                            Position, Term of Office
                               and Length of Time        Principal Occupation(s)
Name, Age and Address        Served with each Trust      During Past 5 Years and Current Directorships
---------------------       ------------------------     ----------------------------------------------
William F. Quinn** (56)     Trustee and President of     President, AMR Investment Services, Inc. (1986-Present);
                             AAdvantage Trust since      Chairman (1989-2003) and Director (1979-1986, 2003-Present),
                            1987 and AMR and Mileage     American Airlines Federal Credit Union; Director, Crescent
                               Trusts since 1995         Real Estate Equities, Inc. (1994-Present); Director, Pritchard,
                                                         Hubble & Herr, LLC (investment adviser) (2001-Present);
                                                         Advisory Director, Southern Methodist University Endowment Fund
                                                         (1996-Present); Member, Southern Methodist University Cox
                                                         School of Business Advisory Board (1999-2002); Member, New York
                                                         Stock Exchange Pension Manager Committee (1997-1998, 2000-
                                                         2002); Chairman, Committee for the Investment of Employee
                                                         Benefits Defined Benefit Sub-Committee (1982-Present);
                                                         Director, United Way of Tarrant County (1988-2000, 2004-
                                                         Present); Trustee, American AAdvantage Select Funds (1999-
                                                         Present).

Barry Y. Greenberg (41)        VP since 1995 and         Vice President, Legal and Compliance, AMR Investment Services,
                              Secretary since 2004       Inc. (1995-Present); Director, Pritchard, Hubble & Herr, LLC
                                                         (investment adviser) (2004-Present).

John B. Roberson (46)        VP of AAdvantage Trust      Vice President, Director of Sales, AMR Investment Services,
                             since 1989 and AMR and      Inc. (1991-Present); Director, Pritchard, Hubble & Herr, LLC
                            Mileage Trusts since 1995    (investment adviser) (2001-Present).